[MHM, June 30, 2010]
[Translation]

SEMI-ANNUAL REPORT

(During the Sixteenth Term)
From: October 1, 2009
To: March 31, 2010

PUTNAM DIVERSIFIED INCOME TRUST

Name of the document filed:	Semi-annual Report

To:	Director of Kanto Local Finance Bureau

Filing Date:	June 30, 2010

Accounting Period:	During the 16th term (from October 1, 2009 to
March 31, 2010)

Name of the Registrant Fund:	PUTNAM DIVERSIFIED INCOME TRUST

Name of the Registrant Issuer:	PUTNAM DIVERSIFIED INCOME TRUST

Name and Official Title	Jonathan S. Horwitz
of Representative:	Executive Vice President, Treasurer, Principal
Executive Officer and Compliance Liaison

Address of Principal Office:	One Post Office Square
Boston, Massachusetts 02109
U. S. A.

Name and Title of Registration Agent:	Harume Nakano
Attorney-at-Law

Ken Miura
Attorney-at-Law

Address or Place of Business	Mori Hamada & Matsumoto
of Registrant Agent:	Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Name of Liaison Contact:	Harume Nakano
Ken Miura
Attorneys-at-Law

Place of Liaison Contact:	Mori Hamada & Matsumoto
Marunouchi Park Building
6-1, Marunouchi 2-chome
Chiyoda-ku, Tokyo

Phone Number:	03-6212-8316

Places where a copy of this Semi-annual Report
is available for Public Inspection:	Not applicable.

I.	STATUS OF INVESTMENT FUND

(1)	Diversification of Investment Portfolio
		(as of the end of April 30, 2010)

	Name of country	Total	Investment Ratio
Types of Assets		U.S. Dollars	(%)

Mortgage-Backed Securities	United States	1,998,956,845	52.10
	United Kingdom	3,789,363	0.10
	Ireland	138,481	0.00

	Sub-total	2,002,884,689	52.20%

Corporate Bonds and Notes	United States	504,037,707	13.14
	Russia	144,684,084	3.77
	Venezuela	35,378,255	0.92
	Canada	17,780,364	0.46
	United Kingdom	14,433,187	0.38
	Luxembourg	12,991,243	0.34
	Germany	11,503,945	0.30
	Indonesia	11,374,025	0.30
	France	9,580,889	0.25
	Netherlands	8,149,122	0.21
	Brazil	6,915,211	0.18
	Bermuda	6,555,505	0.17
	Austria	5,617,626	0.15
	Denmark	5,561,875	0.14
	Philippines	5,304,720	0.14
	Mexico	5,013,049	0.13
	Trinidad	3,677,267	0.10
	Chile	3,137,916	0.08
	Italy	2,696,707	0.07
	Hungary	2,614,295	0.07
	Australia	2,151,425	0.06
	Sweden	1,673,735	0.04
	South Korea	1,495,891	0.04
	Kazakhstan	1,485,150	0.04
	Ireland	1,352,106	0.04
	Jamaica	1,095,000	0.03
	Cayman Islands	7,055	0.00

	Sub-total	826,267,354	21.53%

Asset-Backed Securities	United States	257,481,600	6.71
	Cayman Islands	1,439,100	0.04
	United Kingdom	293,833	0.01

Sub-total		259,214,533	6.76%

Foreign Government Bonds and Notes	Argentina	69,648,153	1.82
	Turkey	22,378,179	0.58
	Brazil	17,415,762	0.45
	Venezuela	17,164,555	0.45
	Indonesia	14,902,165	0.39
	Ukraine	12,810,640	0.33
	Philippines	11,942,590	0.31
	Japan	7,122,734	0.19
	Russia	2,992,055	0.08
	South Africa	2,882,419	0.08
	Colombia	2,738,438	0.07
	Iraq	2,425,675	0.06
	Canada	1,871,389	0.05
	Sri Lanka	1,377,831	0.04
	Mexico	710,500	0.02

Sub-total		188,383,085	4.91%

U.S. Government and Agency Mortgage
Obligations	United States	142,344,825	3.71%

Senior Loans	United States	68,922,992	1.80
	Canada	2,802,354	0.07
	Luxembourg	1,878,452	0.05

Sub-total		73,603,798	1.92%

Purchased Options Outstanding	United States	56,364,869	1.47%

Convertible Bonds and Notes	United States	10,627,216	0.28%

Short-Term Investments	United States	737,144,744	19.21%

Cash, Deposit and Other Assets
(After deduction of liabilities)		-459,953,588	-11.99%

Total

(Net Asset Value)		3,836,881,525	100.00%

Note 1: Investment ratio is calculated by dividing each asset at its market value by the total Net Asset Value of the Fund.

Note 2: Dollar amount is translated for convenience at the rate of $1.00=¥94.07(the mean of the exchange rate quotations by The Bank of Tokyo-Mitsubishi UFJ, Ltd. for buying and selling spot dollars by telegraphic transfer against yen on 30th April, 2010). The same applies hereinafter.

Note 3: In this document, money amounts and percentages ending in the numeral 5 or higher have been rounded up to 10 and otherwise rounded down. Therefore, there are cases in which the amount for the "total” column is not equal to the aggregate amount. Also, conversion into other currencies is done by simply multiplying the corresponding amount by the conversion rate specified and rounding the resulting number up to 10 if the amount ends in the numeral 5 or higher and otherwise rounding down when necessary. As a result, in this document, there are cases in which Japanese yen figures for the same information differ from each other.

(2) Results of Past Operations

(a) Record of Changes in Net Assets

Record of changes in net assets at the end of each month within one-year period until and at the end of April 2010 is as follows:

Class C Shares

	Total Net Asset Value			Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2009 end of May	145,980	13,732	6.67	(6.72)	627.45	(632.15)

June	168,010	15,805	6.87	(6.92)	646.26	(650.96)

July	210,963	19,845	7.32	(7.37)	688.59	(693.30)

August	247,537	23,286	7.52	(7.57)	707.41	(712.11)

September	298,231	28,055	7.80	(7.85)	733.75	(738.45)

October	359,579	33,826	8.06	(8.12)	758.20	(763.85)

November	401,687	37,787	8.03	(8.09)	755.38	(761.03)

December	441,624	41,544	7.81	(8.23)	734.69	(774.20)

2010 end of January	478,692	45,031	7.89	(7.95)	742.21	(747.86)

February	509,006	47,882	7.81	(7.87)	734.69	(740.33)

March	551,648	51,894	7.86	(7.92)	739.39	(745.03)

April	589,976	55,499	7.98	(8.04)	750.68	(756.32)

(Note ) The amount of NAV per share with dividend is set forth in the parentheses. The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

Class M Shares

	Total Net Asset Value			Net Asset Value per Share

	Dollar	Yen
	(thousands)	(millions)	Dollar		Yen

2009 end of May	400,643	37,688	6.67	(6.73)	627.45	(633.09)
June	410,601	38,625	6.86	(6.92)	645.32	(650.96)
July	433,462	40,776	7.32	(7.38)	688.59	(694.24)
August	441,600	41,541	7.51	(7.57)	706.47	(712.11)
September	460,240	43,295	7.79	(7.85)	732.81	(738.45)
October	475,351	44,716	8.05	(8.12)	757.26	(763.85)
November	472,050	44,406	8.03	(8.10)	755.38	(761.97)
December	455,491	42,848	7.80	(8.22)	733.75	(773.26)
2010 end of January	459,079	43,186	7.89	(7.96)	742.21	(748.80)
February	453,143	42,627	7.80	(7.87)	733.75	(740.33)
March	454,134	42,720	7.86	(7.93)	739.39	(745.98)
April	452,136	42,532	7.97	(8.04)	749.74	(756.32)

(Note) The amount of NAV per share with dividend is set forth in the parentheses.
The amount of NAV per share with dividend as of the end of each month represents NAV per share as of the end of the relevant month with the amount of dividend paid during the relevant month.

(b) Record of Distributions Paid

Record of distributions paid from May 2009 to April 2010 are as follows:

Class C Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2009 end of May	0.053	4.99	6.46
June	0.053	4.99	6.61
July	0.053	4.99	6.99
August	0.053	4.99	7.35
September	0.052	4.89	7.57
October	0.063	5.93	7.88
November	0.062	5.83	8.03
December	0.418	39.32	7.71
2010 end of January	0.063	5.93	7.84
February	0.062	5.83	7.76
March	0.062	5.83	7.84
April	0.062	5.83	7.84

Class M Shares

	Dividend		NAV on the ex-dividend date

Month/Year	Dollar	Yen	Dollar

2009 end of May	0.056	5.27	6.46
June	0.055	5.17	6.60
July	0.056	5.27	6.99
August	0.055	5.17	7.34
September	0.055	5.17	7.56
October	0.065	6.11	7.88
November	0.065	6.11	8.03
December	0.421	39.60	7.71
2010 end of January	0.065	6.11	7.84
February	0.065	6.11	7.75
March	0.065	6.11	7.83
April	0.065	6.11	7.84

(c) Record of Changes in Annual Return

Class C Shares

Annual Return

5/1/09-4/30/10	45.40%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100 “A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2009 and Ending NAV means net asset value per share on April 30, 2010.

Class M Shares

Annual Return

5/1/09-4/30/10	46.07%

(Note) Annual Return (%) ={[ [ Ending NAV * A] ] / Beginning NAV] –1}*100 “A” shall be obtained by multiplying together all the amounts of such dividend as distributed during the period divided by the net asset value per share on the ex-dividend day of the relevant distribution plus 1.

Provided that Beginning NAV means net asset value per share on April 30, 2009 and Ending NAV means net asset value per share on April 30, 2010.

II. OUTLINE OF THE FINANCIAL STATUS OF THE FUND

[Omitted, in Japanese version, unaudited semi-annual accounts of the Fund and Japanese translation thereof are incorporated here.]

III. RECORD OF SALES AND REPURCHASES

Record of sales and repurchases during the following period and number of outstanding shares of the Fund as of the end of April 2010 are as follows:

Class C Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2009	61,576,378	6,497,387	73,962,826

To: April 30, 2010	(0)	(261,610)	(2,285,040)

Class M Shares

	Number of	Number of Shares	Number of
	Shares Sold	Repurchased	Outstanding Shares

From: May 1, 2009	2,489,743	6,117,956	56,697,296
To: April 30, 2010	(0)	(4,825,410)	(53,691,630)

Note: The numbers of Shares sold, repurchased and outstanding in the parentheses "( )" represent those sold, repurchased and outstanding in Japan.

IV. OUTLINE OF THE MANAGEMENT COMPANY

1. Fund

(1) Amount of Capital Stock

Not applicable (as of the end of April, 2010).

(2) Description of Business and Outline of Operation

The Fund may carry out any administrative and managerial act, including the purchase, sale, subscription and exchange of any securities, and the exercise of all rights directly or indirectly pertaining to the Fund's assets. The Fund has retained Putnam Investment Management, LLC, the investment adviser, to render investment advisory services, State Street Bank and Trust Company, to hold the assets of the Fund in custody and Putnam Investor Services, Inc., to act as Investor Servicing Agent.

Putnam Investment Management LLC has retained its affiliate, Putnam Investments Limited, to manage a separate portion of the assets of the Fund subject to its supervision.

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

2. Putnam Investment Management, LLC. (Investment Management Company)

 (1) Amount of Capital Stock

1. Amount of member’s equity (as of the end of April, 2010): $37,984,187*

2. Amount of member’s equity:

Year	Member’s Equity
End of 2005	$73,231,356
End of 2006	$65,683,062

End of 2007	$116,796,876
End of 2008	$58,526,939
End of 2009	$69,079,977

*Unaudited

(2) Description of Business and Outline of Operation

Investment Management Company is engaged in the business of providing investment management and investment advisory services to mutual funds. As of the end of April, 2010, Investment Management Company managed, advised, and/or administered the following 105 funds and fund portfolios (having an aggregate net asset value of over $65.1 billion):

		(As of the end of April, 2010)

Country where	Principal Characteristic	Number of Funds	Net Asset Value
Funds are			(million dollars)
established or
managed

	Closed End Type Bond Fund	5	$2,659.05

	Open End Type Balanced Fund	15	$16,416.55
U.S.A.
	Open End Type Bond Fund	35	$23,092.86

	Open End Type Equity Fund	50*	$22,992.84

	Total	105	$65,161.30

*May include one or more funds whose portfolios become more conservative over time by increasing their bond allocations.

(3) Miscellaneous

Regulatory matters and litigation

In late 2003 and 2004, the Investment Management Company settled charges brought by the SEC and the Massachusetts Securities Division in connection with excessive short-term trading in Putnam funds. Distribution of payments from the Investment Management Company to certain open-end Putnam funds and their shareholders is expected to be completed in the next several months. These allegations and related matters have served as the general basis for certain lawsuits, including purported class action lawsuits against the Investment Management Company and, in a limited number of cases, some Putnam funds. The Investment Management Company believes that these lawsuits will have no material adverse effect on the funds or on the Investment Management Company’s ability to provide investment management services. In addition, the Investment Management Company has agreed to bear any costs incurred by the Putnam funds as a result of these matters.

V. OUTLINE OF THE FINANCIAL STATUS OF THE MANAGEMENT COMPANY [Omitted, in Japanese version, audited annual accounts of the Investment Management Company and Japanese translations thereof are incorporated here.